Employment, Post-Employment Benefits and Share Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2023
Employment, Post-Employment Benefits and Share Compensation Plans
Summary of movement in employee benefit obligations

	2023	2022
	Present	Present
	value of	value of
In k€	obligation	obligation
As of January 1	(14,499)	(15,310)
Benefit payments from the employer	617	749
Current service cost	(1,266)	(1,361)
Past service costs	830	—
Operating costs, net	(436)	(1,361)
Interest expense (income)	(428)	(116)
Amount recognized in the Income Statement	(864)	(1,478)
Remeasurements:
(Gain)/loss from change in demographic assumptions	(12)	(11)
(Gain)/loss from change in financial assumptions	(105)	2,033
(Gain)/loss from experience	(8)	(483)
Amounts recognized in Other Comprehensive Income	(125)	1,539
As of December 31	(14,872)	(14,499)

Summary of assumptions used for calculation of employee benefit pension plan obligation

	Discount Rate		Salary Increase
%	2023	2022	2023	2022
France	3.25%	3.35%	3.00%	3.00%

Summary of sensitivity analysis for actuarial assumptions

	2023		2022
	Increase	Decrease	Increase	Decrease
+0.5/-0.5%	k€	k€	k€	k€
Discount rate	648	(702)	598	(645)
Salary increase	(701)	652	—	—

Summary of the status of the Share Performance Plans

A summary of the status of the Share Performance Plans as of December 31, 2023 and 2022 and the changes during the year then ended is presented as follows:

	December 31
	2023	2023	2022	2022	2021	2021
	Share	Weighted	Share	Weighted	Share	Weighted
	Performance	average	Performance	average	Performance	average
in k€	(Awards SPAs)	exercise price	(Awards SPAs)	exercise price	(Awards SPAs)	exercise price
	in thousands	in € per share	in thousands	in € per share	in thousands	in € per share
Granted SPAs at the beginning of the year	1,505	1.00	1,325	1.00	1,570	1.00
SPAs granted	1,489	1.00	469	1.00	609	1.00
Exercised SPAs	(233)	1.00	(209)	1.00	(701)	1.00
Expired SPAs	—	1.00	(80)	1.00	(152)	1.00
SPAs granted at the end of the year	2,761	1.00	1,505	1.00	1,325	1.00
Thereof exercisable	—	1.00	—	1.00	—	1.00

Summary of inputs into the Monte-Carlo-Simulation model

	RSP 2020	SPP 2022	RSP 2020	RSP 2020
	granted	granted	granted	granted
	October	March	October	May
	2023	2023	2022	2022
Risk-free interest rate in %	2.66	2.84	2.03	0.57
Volatility of the Evotec SE share in %	45.00	50.00	51.00	45.00
Volatility of the TecDAX index in %.	—	24.00	—	—
Fluctuation in %	5.00	5.00	5.00	0.0 - 5.0
Exercise price in €	1.00	1.00	1.00	1.00
Share price on the day of issue in €	16.79	16.67	19.47	25.26
TecDAX index price on the day of issue in points	—	3,202.25	—	—
Fair value in accordance with IFRS 2 on the date of issue per SPA of the Executive Board in €	—	12.36	—	22.87
Fair value in accordance with IFRS 2 on the date of issue per SPA of the executives in €	15.91	17.07	18.57	24.29

	SPP 2017	RSP 2020	RSP 2020	SPP 2017
	granted	granted	granted	granted
	January	October	May	February
	2022	2021	2021	2021
Risk-free interest rate in %	(0.46)	(0.43)	(0.57)	(0.78)
Volatility of the Evotec SE share in %	37.00	35.00	40.00	42.00
Volatility of the TecDAX index in %.	17.00	—	—	29.00
Fluctuation in %	0.0 - 5.0	5.00	0.0 - 5.0	0.0 - 5.0
Exercise price in €	1.00	1.00	1.00	1.00
Share price on the day of issue in €	34.90	44.98	35.49	32.25
TecDAX index price on the day of issue in points	3,411.87	—	—	3,375.67
Fair value in accordance with IFRS 2 on the date of issue per SPA of the Executive Board in €	31.30	—	33.50	31.34
Fair value in accordance with IFRS 2 on the date of issue per SPA of the executives in €	33.66	43.96	34.47	36.65